SHARE-BASED COMPENSATION (Details) (USD $)	1 Months Ended	12 Months Ended
	Sep. 30, 2010	Dec. 31, 2013	Dec. 31, 2013 Options	Dec. 31, 2012 Options	Dec. 31, 2011 Options	Dec. 31, 2011 Options Minimum	Dec. 31, 2011 Options Maximum
SHARE-BASED COMPENSATION
Annual percentage increase in authorized shares on the first day of each of 2007, 2008 and 2009 prior to the year of amendment for awards other than incentive option shares	1.00%
Annual percentage increase in authorized shares on the first day of each calendar year from the year of amendment for awards other than incentive option shares	2.50%
Expiry term of share options		10 years
Number of shares to be granted after expiration		0
Share Options
Total unrecognized compensation expense related to share-based compensation awards			$ 1,887,721
Weighted-average period of recognition of compensation expense			1 year 3 months 18 days
Recognized compensation expense			2,186,407	3,433,077	3,382,786
Income tax benefit for share-based compensation			0	0	0
Term for which the entity is listed		7 years
Assumptions used to estimate the fair value of stock options granted
Risk free rate (as a percent)			2.47%	3.15%
Risk free rate (as a percent)					2.76%
Risk free rate (as a percent)					3.46%
Volatility ratio (as a percent)			89.60%	78.79%
Volatility ratio (as a percent)					77.00%
Volatility ratio (as a percent)					79.00%
Annual exit rate (as a percent)			3.58%	3.49%		3.07%	4.37%
Exercise multiple			4.10	4.40		4.40	4.70
Number of Options
Options outstanding at the beginning of the period (in shares)			2,605,827
Granted (in shares)			69,900
Exercised (in shares)			(1,198,749)
Forfeited (in shares)			(300,118)
Options outstanding at the end of the period (in shares)			1,176,860	2,605,827
Options vested or expected to be vested at the end of the period (in shares)			1,110,301
Options exercisable at the end of the period (in shares)			855,172
Weighted Average Exercise Price
Options outstanding at the beginning of the period (in dollars per share)			$ 10.25
Granted (in dollars per share)			$ 8.29
Exercised (in dollars per share)			$ 8.57
Forfeited (in dollars per share)			$ 10.73
Options outstanding at the end of the period (in dollars per share)			$ 11.73	$ 10.25
Options vested or expected to be vested at the end of the period (in dollars per share)			$ 11.79
Options exercisable at the end of the period (in dollars per share)			$ 12.24
Weighted Average Remaining Contract Terms
Options outstanding at the end of the period			6 years
Options vested or expected to be vested at the end of the period			6 years
Options exercisable at the end of the period			5 years
Aggregate Intrinsic Value
Options outstanding at the end of the period			22,405,886
Options vested or expected to be vested at the end of the period			21,133,838
Options exercisable at the end of the period			16,144,800
Weighted average grant-date fair value of options granted (in dollars per share)			$ 6.07	$ 2.22	$ 6.50
Total intrinsic value of options exercised			$ 20,439,470	$ 38,958	$ 1,760,500